Non-cash Transactions	12 Months Ended
Dec. 31, 2019
Non cash Transactions [Abstract]
Non-cash Transactions [Text Block]
16.	Non-cash Transactions

Investing and financing activities that do not have a direct impact on current cash flows are excluded from the amended and restated consolidated statements of cash flow. There were no non-cash transactions during the years ended December 31, 2019, 2018 and 2017.

During 2019, the Company entered into debt settlement agreements whereby the aggregate amount of $559,924 owed by the company to certain creditors were settled by the issuance of a total of 1,487,222 units.